                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number: ______
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Berkshire Hathaway Inc.
Address:    1440 Kiewit Plaza
            Omaha, NE 68131
            ---------------

Form 13F File Number:    28- 4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Marc D. Hamburg
Title:    Vice President
Phone:    402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg          Omaha, NE                 November 11, 2005
-------------------------    -------------------       -------------------------
[Signature]                  [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

      Form 13F File Number       Name

      28- 5194                   General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      20
                                           ---------------
Form 13F Information Table Entry Total:                 66
                                           ---------------
Form 13F Information Table Value Total:    $    33,742,524
                                           ---------------
                                                (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission. Included in this information is information regarding Berkshire's positions in H & R Block, Inc. and Torchmark Corp. included in its March 31, 2005 public Form 13F and Wells Fargo & Co. included in its June 30, 2005 public Form 13F.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.   FORM 13F FILE NUMBER    NAME
 1.   28-5678                 Berkshire Hathaway Life Insurance Co. of Nebraska
 2.   28-                     BH Columbia Inc.
 3.   28-5676                 BHG Life Insurance Co.
 4.   28-719                  Blue Chip Stamps
 5.   28-554                  Buffett, Warren E.
 6.   28-1517                 Columbia Insurance Co.
 7.   28-2226                 Cornhusker Casualty Co.
 8.   28-                     Cypress Insurance Company
 9.   28-                     Fechheimer Brothers Company
10.   28-852                  GEICO Corp.
11.   28-101                  Government Employees Ins. Corp.
12.   28-1066                 National Fire & Marine
13.   28-718                  National Indemnity Co.
14.   28-5006                 National Liability & Fire Ins. Co.
15.   28-                     Nebraska Furniture Mart
16.   28-717                  OBH Inc.
17.   28-2740                 Plaza Investment Managers
18.   28-1357                 Wesco Financial Corp.
19.   28-3091                 Wesco Financial Ins. Co.
20.   28-3105                 Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2005

                                                                    Column 6
                                                               Investment Discretion                               Column 8
                                    Column 4      Column 5   -------------------------                         Voting Authority
Column 1     Column 2   Column 3    Market        Shares or                     c)           Column 7       -----------------------
Name of      Title of    CUSIP       Value        Principal  (a)  (b) Shared- Shared-         Other             (a)       (b)   (c)
Issuer        Class     Number    (In Thousands)  Amount $   Sole    Defined    Other         Managers         Sole     Shared None
------------ -------- ----------- -------------- ----------- ---- ----------- ------- --------------------- ----------- ------ ----
American
 Express
Co.            Com    025816 10 9      866,093    17,225,400           X              5, 2, 6, 16            17,225,400
                                       401,970     7,994,634           X              5, 12, 16               7,994,634
                                     6,046,465   120,255,879           X              5, 13, 16             120,255,879
                                        97,699     1,943,100           X              5, 4, 16, 18, 19, 20    1,943,100
                                        70,378     1,399,713           X              5, 15, 16               1,399,713
                                        42,227       839,832           X              5, 9, 16                  839,832
                                        98,154     1,952,142           X              5, 16                   1,952,142
American
 Standard
 Companies     Com    029712 10 6      488,677    10,497,900           X              5, 10, 11, 13, 16, 17  10,497,900
Ameriprise
 Financial,
 Inc.          Com    03076C 10 6      123,333     3,445,080           X              5, 2, 6, 16             3,445,080
                                        57,242     1,598,926           X              5, 12, 16               1,598,926
                                       861,032    24,051,175           X              5, 13, 16              24,051,175
                                        13,913       388,620           X              5, 4, 16, 18, 19, 20      388,620
                                        10,022       279,942           X              5, 15, 16                 279,942
                                         6,013       167,966           X              5, 9, 16                  167,966
                                        13,977       390,428           X              5, 16                     390,428
Coca Cola      Com    191216 10 0       17,276       400,000           X              5, 16                     400,000
                                        76,705     1,776,000           X              5, 14, 16               1,776,000
                                       311,210     7,205,600           X              5, 4, 16, 18, 19, 20    7,205,600
                                     1,733,716    40,141,600           X              5, 2, 6, 16            40,141,600
                                     6,044,251   139,945,600           X              5, 13, 16             139,945,600
                                       394,722     9,139,200           X              5, 12, 16               9,139,200
                                        20,731       480,000           X              5, 15, 16                 480,000
                                        39,389       912,000           X              5, 8, 16                  912,000
Comcast
 Corp        CLA SP L 20030N 20 0      319,752    11,110,200           X              5, 10, 11, 13, 16, 17  11,110,200
Comdisco
 Holding Co.   Com    200334 10 0       21,050     1,202,832           X              5, 13, 16               1,202,832
                                         5,235       299,148           X              5, 2, 6, 16               299,148
                                           297        16,998           X              5, 12, 16                  16,998
Costco
Wholesale
Corp.          Com    22160K 10 5      226,395     5,254,000           X              5, 13, 16               5,254,000

First Data
 Corporation   Com    319963 10 4      345,000     8,625,000           X              5, 10, 11, 13, 16, 17   8,625,000
Gannett Inc.   Com    364730 10 1      237,298     3,447,600           X              5, 13, 16               3,447,600
Gap Inc.       Com    364760 10 8      269,019    15,434,243           X              5, 10, 11, 13, 16, 17  15,434,243
The Gillette
 Co.           Com    375766 10 2    3,492,000    60,000,000           X              5, 13, 16              60,000,000
                                     1,210,560    20,800,000           X              5, 2, 6, 16            20,800,000
                                       372,480     6,400,000           X              5, 12, 16               6,400,000
                                       372,480     6,400,000           X              5, 4, 16, 18, 19, 20    6,400,000
                                        46,560       800,000           X              5, 14, 16                 800,000
                                        93,120     1,600,000           X              5, 8, 16                1,600,000
                                       289,836     4,980,000           X              5, 10, 11, 13, 16, 17   4,980,000
                                  --------------
                                    25,136,277
                                  --------------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2005

                                                                    Column 6
                                                               Investment Discretion                               Column 8
                                     Column 4     Column 5   -------------------------                         Voting Authority
Column 1     Column 2   Column 3      Market      Shares or                     c)           Column 7       ------------------------
Name of      Title of    CUSIP        Value       Principal  (a)  (b) Shared- Shared-         Other             (a)       (b)   (c)
Issuer        Class     Number    (In Thousands)  Amount $   Sole    Defined   Other         Managers          Sole     Shared  None
------------ -------- ----------- -------------- ----------- ---- ----------- ------- --------------------- ----------- ------  ----
Home Depot
 Inc.          Com    437076 10 2     190,700     5,000,000            X              5, 10, 11, 13, 16, 17  5,000,000
Iron
 Mountain
 Inc.          Com    462846 10 6     183,500     5,000,000            X              5, 10, 11, 13, 16, 17  5,000,000
Lexmark
 Internat-
 ional, Inc.   Cl A   529771 10 7      61,050     1,000,000            X              5, 10, 11, 13, 16, 17  1,000,000
Lowes
 Companies
 Inc.          Com    548661 10 7      25,116       390,000            X              5, 10, 11, 13, 16, 17    390,000
M & T Bank
 Corporation   Com    55261F 10 4     633,949     5,997,060            X                    5, 13, 16        5,997,060
                                       57,718       546,000            X              5, 10, 11, 13, 16, 17    546,000
                                       17,516       165,700            X                    5, 12, 16          165,700
Moody's        Com    615369 10 5   1,648,893     32,280,600           X                    5, 13, 16       32,280,600
                                      802,947     15,719,400           X              5, 10, 11, 13, 16, 17 15,719,400
Mueller
 Industries    Com    624756 10 2      23,654        851,800           X                    5, 13, 16          851,800
Nike Inc.      Com    654106 10 3     202,125      2,474,600           X              5, 10, 11, 13, 16, 17  2,474,600
Outback
 Steakhouse
 Inc.          Com    689899 10 2      66,568      1,818,800           X              5, 10, 11, 13, 16, 17  1,818,800
Petrochina
 Co LTD        ADR    71646E 10 0       6,078         72,900           X                    5, 13, 16           72,900
                                       48,863        586,100           X              5, 10, 11, 13, 16, 17    586,100
Pier 1
Imports Inc.   Com    720279 10 8      37,078      3,290,000           X              5, 10, 11, 13, 16, 17  3,290,000
Proctor
& Gamble Co.   Com    742718 10 9      37,460        630,000           X              5, 10, 11, 13, 16, 17    630,000
Sealed Air
 Corporation   Com    81211K 10 0      52,837      1,113,300           X                    5, 13, 16        1,113,300
Service-
 master
 Company       Com    81760N 10 9      75,981      5,611,600           X              5, 10, 11, 13, 16, 17  5,611,600
Shaw
 Communica-
 tions Inc.    Cl B   82028K 20 0     148,918      7,101,500           X              5, 10, 11, 13, 16, 17  7,101,500
Sun Trusts
 Banks Inc.    Com    867914 10 3     162,832      2,344,600           X                    5, 13, 16        2,344,600
                                       59,727        860,000           X                   5, 2, 6, 16         860,000
Tyco
 Inter-
 national
 LTD           Com    902124 10 6     278,500     10,000,000           X              5, 10, 11, 13, 16, 17 10,000,000
USG
 Corporation   Com    903293 40 5     446,680      6,500,000           X                    5, 13, 16        6,500,000
Washington
 Post Co.      Cl B   939640 10 8     717,679        894,304           X                    5, 13, 16                        894,304
                                      119,020        148,311           X              5, 1, 3, 7, 13, 16                     148,311
                                      520,152        648,165           X                     5, 12, 16                       648,165
                                       29,680         36,985           X                     5, 14, 16                        36,985
Wesco Finl
 Corp.         Com    950817 10 6   1,951,026      5,703,087           X                     5, 4, 16        5,703,087
                                  -----------
                                    8,606,247
                                  -----------
 GRAND TOTAL                      $33,742,524
                                  ===========